Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)	The components of income tax expense (benefit) are as follows:
Years ended December 31,	2025	2024
Current:	$—	$—
Kingdom of Lesotho	—	—
Republic of Malta	—	—
United Kingdom	—	—
Mexico	—	—
	$—	$—

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities have not been recognized for the following:

Years ended December 31,	2025	2024
Net loss before income taxes:	$(46,859,311)	$(4,096,029)
Statutory income tax rate	26.50%	26.50%

Income tax benefit	(12,417,717)	(1,085,448)
Non-deductible items	12,052,596	37,379
Non-taxable items	(537,615)	(371,570)
Foreign rate differential	(273,547)	9,859
Unrecognized loss carryforwards	1,176,283	1,409,780
	$—	$—

Schedule of Deferred Tax Assets	Deferred tax assets
At December 31,	2025	2024
Net operating loss before carryforwards	$—	$—
Unrecognized loss carryforwards	$—	$—